Business and Summary of Significant Accounting Policies:	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies: [Abstract]
BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

N O T E    A  -  B U S I N E S S    A N D    S U M M A R Y    O F    S I G N I F I C A N T    A C C O U N T I N G    P O L I C I E S :

Business of The Company

Peoples Financial Corporation (the “Company”) is a one-bank holding company headquartered in Biloxi, Mississippi. Its two operating subsidiaries are The Peoples Bank, Biloxi, Mississippi (the “Bank”), and PFC Service Corp. Its principal subsidiary is the Bank, which provides a full range of banking, financial and trust services to state, county and local government entities and individuals and small and commercial businesses operating in those portions of Mississippi, Louisiana and Alabama which are within a fifty mile radius of the Waveland, Wiggins and Gautier branches, the Bank’s three most outlying locations.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Accounting

The Company and its subsidiaries recognize assets and liabilities, and income and expense, on the accrual basis of accounting. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for loan losses, the valuation of other real estate acquired in connection with foreclosure or in satisfaction of loans, and valuation allowances associated with the realization of deferred tax assets, which are based on future taxable income.

New Accounting Pronouncements

ASU 2011-01 – Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (“ASU 2011-01”). ASU 2011-01 temporarily delayed the effective date of the disclosures surrounding troubled debt restructurings in Update 2010-20 for public companies. The Financial Accounting Standards Board (“FASB”) deliberated on what constitutes a troubled debt restructuring and coordinated that guidance with the effective date of the new disclosures, which are effective for interim and annual periods ending after June 15, 2011. It did not have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-02 – A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”). ASU 2011-02 provides additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011, and is to be applied retrospectively to the beginning of the annual period of adoption. As a result of applying ASU 2011-02, an entity may identify receivables that are newly considered impaired. It did not have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-04 – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 generally represents clarifications of Topic 820, but also includes some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASU 2011-04 results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011 for public companies. It is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-05 – Amendments to Topic 220, Comprehensive Income (“ASU 2011-05”). ASU 2011-05 grants an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and is to be adopted retrospectively. It is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2011-08 – Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 grants an entity the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This conclusion can be used as a basis for determining whether it is necessary to perform the two-step goodwill impairment test required in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. It is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

Cash and Due from Banks

The Company is required to maintain average reserve balances in its vault or on deposit with the Federal Reserve Bank. The average amount of these reserve requirements was approximately $701,000, $587,000 and $542,000 for the years ending December 31, 2011, 2010 and 2009, respectively.

Securities

The classification of securities is determined by Management at the time of purchase. Securities are classified as held to maturity when the Company has the positive intent and ability to hold the security until maturity. Securities held to maturity are stated at amortized cost. Securities not classified as held to maturity are classified as available for sale and are stated at fair value. Unrealized gains and losses, net of tax, on these securities are recorded in shareholders’ equity as accumulated other comprehensive income. The amortized cost of available for sale securities and held to maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, determined using the interest method. Such amortization and accretion is included in interest income on securities. A decline in the market value of any investment below cost that is deemed to be other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors is recognized in other comprehensive income. In estimating other-than-temporary losses, management considers the length of time and the extent to which the fair value has been less than cost, the financial condition and nature of the issuer, the cause of the decline, especially if related to a change in interest rates, and the intent and ability of the Company to retain the investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The specific identification method is used to determine realized gains and losses on sales of securities, which are reported as gain (loss) on sale and calls of securities in non-interest income.

Other Investments

Other investments include a low income housing partnership in which the Company is a 99% limited partner. The partnership has qualified to receive annual low income housing federal tax credits that are recognized as a reduction of the current tax expense. The investment is accounted for using the equity method.

Federal Home Loan Bank Stock

The Company is a member of the Federal Home Loan Bank of Dallas (“FHLB”) and as such is required to maintain a minimum investment in its stock that varies with the level of FHLB advances outstanding. The stock is bought from and sold to the FHLB based on its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment in accordance with GAAP.

Loans

The loan portfolio consists of commercial and industrial and real estate loans within the Company’s trade area in South Mississippi, Louisiana and Alabama that we have the intent and ability to hold for the foreseeable future or until maturity. The loan policy establishes guidelines relating to pricing, repayment terms, collateral standards including loan to value limits, appraisal and environmental standards, lending authority, lending limits and documentation requirements.

Loans are stated at the amount of unpaid principal, reduced by unearned income and the allowance for loan losses. Interest on loans is recognized on a daily basis over the terms of each loan based on the unpaid principal balance. Loan origination fees are recognized as income when received. Revenue from these fees is not material to the financial statements.

The Company continuously monitors its relationships with its loan customers in concentrated industries such as gaming and hotel/motel, as well as the exposure for out of area, land, development, construction and commercial real estate loans, and their direct and indirect impact on its operations. Loan delinquencies and deposit overdrafts are monitored on a monthly basis in order to identify developing problems as early as possible. Also on a monthly basis, a watch list of credits based on our loan grading system is prepared. Grades of A – F are applied to individual loans based on factors including repayment ability, financial condition of the borrower and payment performance. Loans with a grade of D – F, as well as some with a grade of C, are placed on the watch list of credits. The watch list is the primary tool for monitoring the credit quality of the loan portfolio. Once loans are determined to be past due, the loan officer and the loan collection department work vigorously to return the loans to a current status.

The Company places loans on a nonaccrual status when, in the opinion of Management, they possess sufficient uncertainty as to timely collection of interest or principal so as to preclude the recognition in reported earnings of some or all of the contractual interest. Accrued interest on loans classified as nonaccrual is reversed at the time the loans are placed on nonaccrual. Interest received on nonaccrual loans is applied against principal. Loans are restored to accrual status when the obligation is brought current or has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt. The placement of loans on and removal of loans from nonaccrual status must be approved by Management.

Generally, loans which become 90 days delinquent are reviewed relative to collectability. Unless such loans are in the process of terms revision to bring them to a current status or foreclosure or in the process of collection, those loans deemed uncollectible are charged off against the allowance account. That portion of a loan which is deemed uncollectible will be charged off against the allowance as a partial charge off. All charge offs must be approved by Management and are reported to the Board of Directors.

Allowance for Loan Losses

The allowance for loan losses (“ALL”) is a valuation account available to absorb losses on loans. The ALL is established through provisions for loan losses charged against earnings. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance for loan losses is based on Management’s evaluation of the loan portfolio under current economic conditions and is an amount that Management believes will be adequate to absorb probable losses on loans existing at the reporting date. On a quarterly basis, the Company’s problem asset committee meets to review the watch list of credits, which is formulated from the loan grading system. Members of this committee include loan officers, collection officers, the chief lending officer, the chief credit officer, the credit administration officer, the chief financial officer and the chief executive officer. The evaluation includes Management’s assessment of several factors: review and evaluations of specific loans, changes in the nature and volume of the loan portfolio, current and anticipated economic conditions and the related impact on specific borrowers and industry groups, a study of loss experience, a review of classified, nonperforming and delinquent loans, the estimated value of any underlying collateral, an estimate of the possibility of loss based on the risk characteristics of the portfolio, adverse situations that may affect the borrower’s ability to repay and the results of regulatory examinations. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant change.

The ALL consists of specific and general components. The specific component relates to loans that are classified as impaired. The general component of the allowance relates to loans that are not impaired. Changes to the components of the ALL are recorded as a component of the provision for loan losses. Management must approve changes to the ALL and must report its actions to the Board of Directors. The Company believes that its allowance for loan losses is appropriate at December 31, 2011.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructurings and performing and non-performing major loans for which full payment of principal or interest is not expected. A loan may be impaired but not on nonaccrual status when available information suggests that it is probable that the Bank may not receive all contractual principal and interest, however, the loan is still current and payments are received in accordance with the terms of the loan. Payments received for impaired loans not on nonaccrual status are applied to principal and interest.

All impaired loans are reviewed, at a minimum, on a quarterly basis. The Company calculates the specific allowance required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of its collateral. Most of the Company’s impaired loans are collateral-dependent.

The fair value of the collateral for collateral-dependent loans is based on appraisals performed by third-party valuation specialists, comparable sales and other estimates of fair value obtained principally from independent sources such as the Multiple Listing Service or county tax assessment valuations, adjusted for estimated selling costs. The Company has a Real Estate Appraisal Policy (the “Policy”) which is in compliance with the guidelines set forth in the “Interagency Appraisal and Evaluation Guidelines” which implement Title XI of the Financial Institutions Reform, Recovery and Enforcement Act of 1989 (“FIRREA”) and the revised “Interagency Appraisal and Evaluation Guidelines” issued in 2010. The Policy further requires that appraisals be in writing and conform to the Uniform Standards of Professional Appraisal Practice (“USPAP”). An appraisal prepared by a state-licensed or state-certified appraiser is required on all new loans secured by real estate in excess of $250,000. Loans secured by real estate in an amount of $250,000 or less, or that qualify for an exemption under FIRREA, must have a summary appraisal report or in-house evaluation, depending on the facts and circumstances. Factors including the assumptions and techniques utilized by the appraiser, which could result in a downward adjustment to the collateral value estimates indicated in the appraisal, are considered by the Company.

When Management determines that a loan is impaired and the loan is collateral-dependent, an evaluation of the fair value of the collateral is performed. The Company maintains established criteria for assessing whether an existing appraisal continues to reflect the fair value of the property for collateral-dependent loans. Appraisals are generally considered to be valid for a period of at least twelve months. However, appraisals that are less than 12 months old may need to be adjusted. Management considers such factors as the property type, property condition, current use of the property, current market conditions and the passage of time when determining the relevance and validity of the most recent appraisal of the property. If Management determines that the most recent appraisal is no longer valid, a new appraisal is ordered from an independent and qualified appraiser.

During the interim period between ordering and receipt of the new appraisal, Management considers if the existing appraisal should be discounted to determine the estimated fair value of collateral. Discounts are applied to the existing appraisal and take into consideration the property type, condition of the property, external market data, internal data, reviews of recently obtained appraisals and evaluations of similar properties, comparable sales of similar properties and tax assessment valuations. When the new appraisal is received and approved by Management, the valuation stated in the appraisal is used as the fair value of the collateral in determining impairment, if any. If the recorded investment in the impaired loan exceeds the measure of fair value, a valuation allowance is required as a specific component of the allowance for loan losses. Any specific reserves recorded in the interim are adjusted accordingly.

The general component of the ALL is the loss estimated by applying historical loss percentages to non-classified loans which have been divided into segments. These segments include gaming; residential and land development; real estate, construction; real estate, mortgage; commercial and industrial and all other. The loss percentages are based on each segment’s historical five year average loss experience which may be adjusted by qualitative factors such as changes in the general economy, or economy or real estate market in a particular geographic area or industry.

Bank Premises and Equipment

Bank premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed by the straight-line method based on the estimated useful lives of the related assets.

Other Real Estate

Other real estate (“ORE”) includes real estate acquired through foreclosure. Each other real estate property is carried at fair value, less estimated costs to sell. Fair value is principally based on appraisals performed by third-party valuation specialists. Any excess of the carrying value of the related loan over the fair value of the real estate at the date of foreclosure is charged against the allowance for loan losses. Any expense incurred in connection with holding such real estate or resulting from any writedowns in value subsequent to foreclosure is included in noninterest expense. When the other real estate property is sold, a gain or loss is recognized on the sale for the difference, if any, between the sales proceeds and the carrying amount of the property. If the fair value of the ORE, less estimated costs to sell at the time of foreclosure, decreases during the holding period, the ORE is written down with a charge to noninterest expense. All ORE properties are being actively marketed for sale and Management is continuously monitoring these properties in order to minimize any losses.

Trust Department Income and Fees

Corporate trust fees are accounted for on an accrual basis and personal trust fees are recorded when received.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that realization of such benefits is more likely than not. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in deferred tax assets, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of the deferred tax assets, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies. The Company currently evaluates income tax positions judged to be uncertain. A loss contingency reserve is accrued if it is probable that the tax position will be challenged, it is probable that the future resolution of the challenge will confirm that a loss has been incurred, and the amount of such loss can be reasonably estimated.

Post-Retirement Benefit Plan

The Company accounts for its post-retirement benefit plan under Accounting Standards Codification (“Codification” or “ASC”) Topic 715, Retirement Benefits, (“ASC 715”). The under or over funded status of the Company’s post-retirement benefit plan is recognized as a liability or asset in the statement of condition. Changes in the plan’s funded status are reflected in other comprehensive income. Net actuarial gains and losses and adjustments to prior service costs that are not recorded as components of the net periodic benefit cost are charged to other comprehensive income.

Leases

All leases are accounted for as operating leases in accordance with the terms of the leases.

Earnings Per Share

Basic and diluted earnings per share are computed on the basis of the weighted average number of common shares outstanding, 5,136,918, 5,151,661 and 5,170,430 in 2011, 2010 and 2009, respectively.

Accumulated Other Comprehensive Income

At December 31, 2011, 2010 and 2009, accumulated other comprehensive income (loss) consisted of net unrealized gains (losses) on available for sale securities and over (under) funded liabilities related to the Company’s post-retirement benefit plan.

Statements of Cash Flows

The Company has defined cash and cash equivalents to include cash and due from banks and federal funds sold. The Company paid $3,222,385, $4,621,778 and $7,576,159 in 2011, 2010 and 2009, respectively, for interest on deposits and borrowings. Income tax payments totaled $755,000, $2,232,000 and $520,000 in 2011, 2010 and 2009, respectively. Loans transferred to other real estate amounted to $3,221,510, $5,715,037 and $4,082,874 in 2011, 2010 and 2009, respectively. Unrealized gains (losses) on available for sale securities of $7,395,018, $(3,767,077) and $(4,344,642), net of taxes of $2,514,306, $(1,280,806) and $(1,477,178), were included in accumulated other comprehensive income (loss) at December 31, 2011, 2010 and 2009, respectively. Gains (losses) from the unfunded post-retirement benefit obligation of $4,818,890, $(292,849) and $234,542, net of taxes of $1,638,422, $(99,568) and $92,434, were included in accumulated other comprehensive income (loss) at December 31, 2011, 2010 and 2009, respectively.

Fair Value Measurement

The Company reports certain assets and liabilities at their estimated fair value. These assets and liabilities are classified and disclosed in one of three categories based on the inputs used to develop the measurements. The categories, establish a hierarchy for ranking the quality and reliability of the information used to determine fair value.

Reclassifications

Certain reclassifications have been made to the prior year statements to conform to current year presentation. The reclassifications had no effect on prior year net income.